Organization and nature of operations	12 Months Ended
Jun. 30, 2026
Organization and Nature of Operations [Abstract]
Organization and nature of operations

Note 1. Organization and nature of operations

BUUU Group Limited (“BUUU” or the “Company”) is a business company established under the laws of the British Virgin Islands on April 16, 2024. It is a holding company with no business operation. It is authorised to issue a maximum of 5,000,000,000 no par value shares divided into (i) 2,500,000,000 Class A Ordinary Shares with no par value each and (ii) 2,500,000,000 Class B Ordinary Shares with no par value each. On August 14, 2025, the Company was listed on the Nasdaq Capital Market and began trading under the ticker symbol “BUUU”.

The Company, through its subsidiaries incorporated and domiciled in Hong Kong (collectively referred to as the “Company”), specializes in all aspects of the design, planning and production of face-to-face events, immersive environments and brand-based experiences for clients and venues, including event organizers, consumer brand marketers and retail shopping centers.

BU Creation Limited (“BU Creation”) was incorporated in Hong Kong under the Hong Kong Companies Ordinance (Chapter 622) on May 11, 2017. BU Creation is a 100% owned subsidiary of BUUU. BU Creation engages principally in providing fully integrated event design, event planning, event production, and on-site event management services.

BU Workshop Limited (“BU Workshop”) was incorporated in Hong Kong under the Hong Kong Companies Ordinance (Chapter 622) on September 13, 2019. BU Workshop is a 75% owned subsidiary of BUUU. BU Workshop engages principally in stage production services, including merchandizing and selling event set furniture and decor.

BUUU Enterprise Limited (“BUUU Enterprise”) was incorporated in Hong Kong under the Hong Kong Companies Ordinance (Chapter 622) on March 24, 2026. BUUU Enterprise was a wholly owned subsidiary of BUUU. From its incorporation until its disposal, BUUU Enterprise was dormant and did not carry on any business. On October 6, 2026, BUUU disposed of its entire equity interest in BUUU Enterprise. After the disposal, BUUU Enterprise was no longer a subsidiary of the Company.

Cirruslink Pte. Ltd. (“Cirruslink”) was incorporated in Singapore under the Companies Act 1967 of Singapore on August 13, 2025, as a private company limited by shares. Cirruslink was a wholly owned subsidiary of BUUU. From its incorporation until its disposal, Cirruslink was dormant and did not carry on any business. On September 9, 2026, BUUU disposed of its entire equity interest in Cirruslink. After the disposal, Cirruslink was no longer a subsidiary of the Company.

Reorganization

On October 17, 2024, BUUU resolved and approved to increase the maximum number of shares it is authorized to issue from 500,000 with no par value to 5,000,000,000 with no par value. On the same day, BUUU resolved and approved to re-designate (a) 2,499,999,990 authorized but unissued ordinary shares of no par value into 2,499,999,990 Class A ordinary shares (“Class A Ordinary Shares”) of no par value; and (b) 2,500,000,000 authorized but unissued ordinary shares of no par value into 2,500,000,000 Class B ordinary shares (“Class B Ordinary Shares”) of no par value, and re-designate a total of 1 issued ordinary shares of no par value owned by BUBI Services Limited (“BUBI Services”) into 1 Class A Ordinary Shares of no par value.

On October 22, 2024, 60,399,990 Class A Ordinary Shares were issued and allotted to BUBI Services at a total consideration of US$1. On November 7, 2024, A Max Holding Limited, Glitter Win International Limited, Tight Core Limited, Storm Citadel Global Limited and Virtuous Accolade Limited, subscribed for and were allotted 39,600,000 Class A Ordinary shares representing approximately 25.0%, 4.8%, 4.8%, 1.0% and 4.0% of the issued share capital of BUUU. On November 18, 2024, under a share swap arrangement (the “Share Swap”), Ms. Nana CHAN, Mr. Wai Kwong POON and Perfect Wood Limited transferred their entire shareholding interest in BU Creation and BU Workshop to BUUU, in consideration of the allotment and issue an aggregate of 50,000,000 Class B ordinary shares to BUBI Services, credited as fully paid. Following the Share Swap, BU Creation and BU Workshop became a subsidiary of BUUU.

On December 13, 2024, pursuant to a sale and purchase agreement entered into between Glitter Win International Limited and Excellent Prospect Investment Holding Limited, Excellent Prospect Investment Holding Limited has acquired 4,800,000 Class A Ordinary Shares from Glitter Win International Limited, representing 4.8% of the Class A Ordinary Shares in issue of BUUU.

As of June 30, 2026, the accompanying consolidated financial statements reflect the activities of the Company and the following entities:

Subsidiaries	Date of Incorporation	Jurisdiction of Formation	Percentage of direct/indirect Economic Ownership	Principal Activities
BU Creation Limited	May 11, 2017	Hong Kong	100%	Provision of fully integrated event design, event planning, event production, and on-site event management services
BU Workshop Limited	September 13, 2019	Hong Kong	75%	Provision of stage production services, including merchandizing and selling event set furniture and decor
BUUU Enterprise Limited	March 24, 2026	Hong Kong	100%	Dormant
CIRRUSLINK PTE. LTD.	August 13, 2025	Singapore	100%	Dormant

Share subdivision

On September 28, 2026, the Board of Directors approved a ten-for-one forward subdivision of the Company’s Class A and Class B Ordinary Shares and an increase in the Company’s authorized share capital from 500,000,000 to 5,000,000,000 no par value shares, which became effective on October 26, 2026. All share, per-share, stock option, and share awards information presented in these consolidated financial statements and accompanying notes have been retroactively adjusted for all periods presented to reflect the impact of this ten-for-one share subdivision.